INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
INCOME TAXES
Unused non-capital loss carry forwards	$ 1,100,000	$ 10,700,000	$ 9,800,000
Resource tax pools	$ 31,000,000	$ 31,000,000	$ 31,300,000
Statutory tax rate	27.00%	27.00%	27.00%
Effective tax rate		0.00%	0.00%